Transactions with Related Parties and Shareholders - Summary of Management Fees and Commissions from Non-consolidated Pool Subsidiaries (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total	$ 55,851,858	$ 28,949,873	$ 49,097,436
Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	343,097,585	691,734,800	877,449,952
Management Fees | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	2,320,041	1,745,602	1,877,089
Commissions | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	5,589,576	8,019,198	11,911,866
Blue Fin Pool | Management Fees | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	423,765	593,352	562,732
Blue Fin Pool | Commissions | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	878,068	744,795	1,612,632
SeaLion Pool | Management Fees | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	648,357	966,198	1,080,585
SeaLion Pool | Commissions | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	2,227,820	2,825,367	4,163,287
Dorado Pool | Management Fees | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	91,200	29,452	73,000
Dorado Pool | Commissions | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	685,033	768,779	889,057
SeaHorse Pool | Management Fees | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total		22,500	160,772
SeaHorse Pool | Commissions | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	15,974	17,075	206,890
Seadragon Pool | Management Fees | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	822,927	134,100
Seadragon Pool | Commissions | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	528,647	$ 3,663,182	$ 5,040,000
Capital Vessels | Management Fees | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	333,792
Capital Vessels | Commissions | Non-consolidated Pool Subsidiaries
Related Party Transaction [Line Items]
Total	$ 1,254,034